Cover	Sep. 17, 2024
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On September 4, 2034, SHF Holdings, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original 8-K”) with the United States Securities and Exchange Commission. The sole purpose of this Amendment No. 1 (the “Amendment”) to the Original 8-K is to refurnish Exhibit 10.2, that certain Amendment to Employment Agreement dated August 1, 2024, by and between the Company and Sundie Seefried, which contained an inadvertent typographical error in its Exhibit A that listed Ms. Seefried to be eligible to earn 1.35% multiplied by a formula relating to the Company’s income. As noted elsewhere in Exhibit A (and in the refurnished version of Exhibit 10.2 hereto), the correct calculation would multiply 1.15% by the same formula relating to the Company’s income. No other items of the Original 8-K are being amended and this Amendment does not reflect any events occurring after the filing of the Original 8-K. Further information about the contents of the Amendment to Employment Agreement dated August 1, 2024, by and between the Company and Sundie Seefried, are set forth in Item 5.02, below.
Document Period End Date	Sep. 17, 2024
Entity File Number	001-40524
Entity Registrant Name	SHF Holdings, Inc.
Entity Central Index Key	0001854963
Entity Tax Identification Number	90-2409612
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1526 Cole Blvd.
Entity Address, Address Line Two	Suite 250
Entity Address, City or Town	Golden
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80401
City Area Code	303
Local Phone Number	431-3435
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A Common Stock, $0.0001 par value per share
Title of 12(b) Security	Class A Common Stock, $0.0001 par value per share
Trading Symbol	SHFS
Security Exchange Name	NASDAQ
Redeemable Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Trading Symbol	SHFSW
Security Exchange Name	NASDAQ